STOCK-BASED PAYMENT ARRANGEMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	June 30, 2026		June 30, 2025
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	10,704	$1.32	14,991	$1.09
Granted	—	—	15	5.10
Forfeited/ Expired	(189)	0.13	(35)	0.84
Exercised	(182)	0.78	(1,234)	0.62
Outstanding at end of period	10,333	$1.37	13,737	$1.14
Exercisable at end of period	9,272	$1.32	11,345	$1.04

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plan. Once fully vested, awards are either settled in stock or the equivalent cash value, as determined at the Company’s discretion. RSUs are historically and expected to be equity-settled and therefore are classified as equity awards.

Restricted Share Units
Balance at, December 31, 2024	24,619
Granted	20,022
Vested and Issued	(13,110)
Forfeited	(4,139)
Balance at, December 31, 2025	27,392
Granted	22,139
Vested and Issued	(7,540)
Forfeited	(886)
Balance at, June 30, 2026	41,105

SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE

The following tables provide a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the interim condensed consolidated statements of comprehensive loss.

	For the Three Months Ended
	June 30, 2026			June 30, 2025
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$—	$14,462	$14,462	$—	$12,260	$12,260
Marketing Expenses – Agent Stock-Based Compensation	38	4,674	4,712	56	3,422	3,478
Marketing Expenses – FTE Stock-Based Compensation	-	35	35	-	43	43
Research and Development – FTE Stock-Based Compensation	-	455	455	2	298	300
General and Administrative – FTE Stock-Based Compensation	79	2,061	2,140	209	1,505	1,714
Total Stock-Based Compensation	$117	$21,687	$21,804	$267	$17,528	$17,795

	For the Six Months Ended
	June 30, 2026			June 30, 2025
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$—	$24,065	$24,065	$—	$20,202	$20,202
Marketing Expenses – Agent Stock-Based Compensation	82	9,001	9,083	125	6,468	6,593
Marketing Expenses – FTE Stock-Based Compensation	-	49	49	-	83	83
Research and Development – FTE Stock-Based Compensation	-	748	748	3	602	605
General and Administrative – FTE Stock-Based Compensation	186	4,674	4,860	462	2,557	3,019
Total Stock-Based Compensation	$268	$38,537	$38,805	$590	$29,912	$30,502